Commitments, contingent liabilities and other (Tables)	12 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments

The schedule of the aggregate amounts of year-by-year payment of purchase commitments during the next five fiscal years and thereafter is as follows:

Fiscal year ending March 31	Yen in millions
2018	199,807
2019	69,850
2020	43,327
2021	9,631
2022	8,754
Later fiscal years	12,538

Total	343,907

Changes in Product Warranty Liability

The changes in the product warranty liability for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2015	2016	2017
Balance at beginning of the fiscal year	79,718	75,129	66,943
Additional liabilities for warranties	87,902	83,227	53,502
Settlements (in cash or in kind)	(78,356)	(81,462)	(49,532)
Changes in estimate for pre-existing warranty reserve	(13,731)	(6,440)	(7,927)
Translation adjustment	(404)	(3,511)	(2,188)

Balance at end of the fiscal year	75,129	66,943	60,798